Note 7 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7—
PROPERTY AND EQUIPMENT, NET

Property and equipment consist of Property and equipment purchased or capitalized by the Company and financing leases for
2019
or capital leases for
2018.

7
-
1
Property and Equipment, net

Property and equipment consist of the following:

	December 31,
	2019	2018
Equipment	7,002	5,973
Furniture, fixture, and fittings and other	2,776	2,641
Total gross value	9,778	8,614
Less: accumulated depreciation and amortization	(6,644)	(5,624)
Total	3,134	2,991

Depreciation expense related to property and equipment amounted to
€1,511
thousand,
€981
thousand and
€935
thousand for the years ended
December 31, 2019,
2018
and
2017,
respectively.

Assets leased to customers:

Capitalized costs on equipment leased to customers of
€342
thousand and
€351
thousand are included in property and equipment at
December 31, 2019
and
2018,
respectively. Accumulated amortization of these assets leased to third
parties was
€95
thousand and
€72
thousand, at
December 31, 2019
and
2018,
respectively.

Depreciation expense on equipment leased to customer is included in total depreciation expense and amounted to
€23
thousand,
€51
thousand and
€24
thousand, for the years ended
December 31, 2019,
2018
and
2017,
respectively.

7
-
2
Financing leases and capital leases

Financing lease right-of-use assets in
2019
and capital leases for previous years consist of the following:

	December 31,
	2019	2018
Equipment	713	824
Vehicles and IT equipment	1,582	1,423
Total gross value	2,295	2,247
Less: accumulated depreciation and amortization	1,360	1,030
Total	935	1,217

Depreciation expense related to financing lease right-of-use assets amounted to
€448
thousand,
€386
thousand and
€218
for the years ended
December 31, 2019,
2018,
2017,
respectively.

The reduction to right-of-use assets resulting from reductions to financing lease obligations amounted
€122
thousand for the year ended
December 31, 2019.